NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

14.                               NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended December 31,
	2010	2011	2012

Net income-basic (numerator):
Net income allocated to Xueda Education Group shareholders	9,773	4,790	1,965
Net income allocated to Series A1 preferred shareholders	1,678	—	—
Net income allocated to Series A2 preferred shareholders	685	—	—
Net income allocated to ordinary shareholders	7,410	4,790	1,965
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share-basic	80,407,581	137,745,176	131,316,004
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	2,368,785	4,523,737	460,203
Weighted average ordinary shares outstanding used in computing diluted net income per share-diluted	82,776,366	142,268,913	131,776,207
Net income per ordinary share-basic	0.09	0.03	0.01
Net income per ordinary share-diluted	0.09	0.03	0.01

As of December 31, 2012, 356,219 options and 1,248,944 nonvested shares were excluded in computation of diluted net income per share, because their effects were anti-dilutive. There were no anti-dilutive options and nonvested shares as of December 31, 2010 and 2011.